Subsequent Events (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Subsequent Events 1		$ 500,000
Subsequent Events 2		$ 0.25
Subsequent Events 3		2,000,000
Subsequent Events 4		4,000,000
Subsequent Events 5		2,000,000
Subsequent Events 6		$ 0.30
Subsequent Events 7		2,000,000
Subsequent Events 8		$ 0.42
Subsequent Events 9		5,484,668
Subsequent Events 10		1,371,167
Subsequent Events 11		$ 0.25
Subsequent Events 1	1,636,096
Subsequent Events 2	$ 409,024
Subsequent Events 3	$ 0.25